Stockholders' Equity (Deficiency)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity (Deficiency)

Note 9 –Stockholders’ Equity (Deficiency)

Common Stock

On February 7, 2019, the Company entered into an Agreement (“MZ Agreement”) with MZHCI, LLC a MZ Group Company (“MZ”) for MZ to provide investor relations advisory services. The MZ Agreement is for a term of twelve (12) months, and can be cancelled by either party at the end of six (6) months with thirty (30) days’ notice. MZ received compensation of $8,000 per month and eight-five thousand (85,000) restricted shares which vested quarterly over a year.

On February 25, 2020, the Company raised $650,000 in gross proceeds through a private placement bridge offering of its common stock and warrants to purchase its common stock to certain accredited investors (the “Bridge Offering”). The Company sold an aggregate of 1,300,000 shares of common stock and warrants to purchase 1,300,000 shares of common stock in the Bridge Offering pursuant to a securities purchase agreement between the Company and each of the investors in the Bridge Offering (the “Purchase Agreement”). The warrants are exercisable for a the period commencing the date the Company’s stockholders approve either an increase in the number of the Company’s authorized shares or a reverse stock split and ending on February 25, 2025 and has an exercise price of $0.79 per share. Pursuant to the terms of the Purchase Agreement, the Company has agreed to hold a meeting of its stockholders on or prior to May 25, 2020 for the purpose of seeking approval of either an increase in the number of shares of common stock the Company is authorized to issue or a reverse split of the Company’s common stock (a “Capital Event”).

Warrants

On January 3, 2019, the Company entered into an Agreement (“Alere Agreement”) with Alere Financial Partners, a division of Cova Capital Partners LLC (“Alere”) for Alere to provide capital markets advisory services. The Alere Agreement is on a month to month basis that can be cancelled by either party with thirty (30) days advance notice. The Company will pay a monthly fee of $7,500 and issued to Alere five-year warrants to purchase 35,000 shares of the Company’s common stock at an exercise price of $1.59, equal to the closing price of the Company’s common stock on February 7, 2019, the date of approval by the Company’s board of directors. On June 11, 2019, both parties agreed to terminate the Alere Agreement as of June 30, 2019 and the unvested warrants as of June 30, 2019, totaling 17,500, were forfeited.

In addition to the warrants issued to investors in the Bridge Offering, the Placement Agent received a warrant to purchase 82,279 shares of the Company’s common stock containing substantially the same terms as the warrant issued to investors. The Company determined that the warrants issued in connection with the Bridge Offering are derivative instruments because the Company does not have control of the obligation to obtain shareholder approval by May 25, 2020 to increase the number of authorized shares or to approve a reverse stock split. The accounting treatment of derivative financial instruments requires that the Company record the warrants as a liability at fair value and mark-to-market the instruments at fair values as of each subsequent balance sheet date. Any change in fair value is recorded as a change in the fair value of derivative liabilities for each reporting period at each balance sheet date.

The fair value of the warrants was determined using a Monte Carlo simulation, incorporating observable market data and requiring judgment and estimates. The Company reassesses the classification at each balance sheet date. If the classification changes as a result of events during the period, the contract will be reclassified as of the date of the event that causes the reclassification.

The Warrant derivatives were valued as of the February 25, 2020 issuance date and as of the quarter ended March 31, 2020. The value at issuance was $546,036 and was recorded as a derivative liability. At March 31, 2020, the value of the derivative liability was $199,907. The $346,129 decrease in derivative liability is reflected as a change in derivative liability in Other Income on the Condensed Statement of Operations.

In valuing the derivative liability as of February 25, 2020, the Company used the $0.70 per share price of its common stock at that date, assumed a volatility of 97.1% based on the historical volatility of its common stock, the likelihood of calling a shareholder meeting and achieving shareholder approval was 90%.

The following inputs and assumptions were used for the valuation of the derivative liability as of February 25, 2020 and March 31, 2020:

●	The stock price of ranged from $0.70 to $0.295 and would fluctuate with the Company’s projected volatility
●	The projected volatility based on the historical volatility of the Company of 97.1% and 105.4%.
●	The likelihood of the Company calling a shareholder meeting and achieving shareholder approval was 90% as of February 25 and 50% as of March 31, 2020.
●	A risk-free rate of 1.36% and 0.38%.
●	And a discount rate of 19.5% and 28.5%.

Stock Options

From time to time, the Company issues options for the purchase of its common stock to employees and others. The Company recognized $116,820 and $82,720 of stock-based compensation related to stock options during the three months ended March 31, 2020 and 2019, respectively. As of March 31, 2020, there was $186,367 of unrecognized stock-based compensation expense related to outstanding stock options that will be recognized over the weighted average remaining vesting period of 1.3 years.

Restricted Stock Units

On September 13, 2019, under the Company’s nonemployee director compensation program, Robert Gray and Matthew Jenusaitis in connection with their appointment to the Board were each granted 78,125 restricted stock units in accordance with the Option Plan, which based on the Company’s closing stock price on the grant date were valued at $0.96 per unit for an aggregate grant date value of $150,000. These units vest in equal annual portions on the September 13, 2020, September 13, 2021 and September 13, 2022.

Note 10 – Common Stock

On April 26, 2018, the Company issued 44,444 shares of common stock with an aggregate fair value of $200,000, in satisfaction of deferred salary to its Chief Medical Officer Outside the United States.

On May 30, 2018, the Company’s registration statement on Form S-1 relating to its initial public offering of its common stock (the “IPO”) was declared effective by the Securities and Exchange Commission (“SEC”). The Company completed the IPO with an offering of 1,500,000 units (the “Units”) at $5.00 per unit on June 4, 2018, each consisting of one share of the Company’s common stock, par value $0.00001 per share (the “Common Stock”), and a warrant to purchase one share of common stock with an exercise price of $6.00 per share. Aggregate gross proceeds from the IPO were $7,500,000, before underwriting discounts and commissions.

On June 8, 2018, the underwriters notified the Company of their exercise in full of their option to purchase an additional 225,000 Units (the “Additional Units”) to cover over-allotments. On June 12, 2018, the underwriters purchased the Additional Units at the IPO price of $5.00 per Unit, generating $1,125,000 in gross proceeds before underwriting discounts and commissions.

On June 18, 2018, the Company issued 30,000 shares of common stock with an aggregate fair value of $90,000, in satisfaction of fees payable to its Medical Advisory Board and granted 160,000 shares of immediately vested common stock with an aggregate fair value of $798,400 to certain consultants.

On June 18, 2018, the Company also granted 20,000 shares of common stock to a consultant with a fair value of $99,800, which per the Consulting Agreement with the consultant will vest monthly over next twelve months. However, the Company terminated the Consulting Agreement with that consultant as of December 26, 2018. Per the Agreement, the 6,137 unvested shares are to be returned to the Company by the consultant. The Company recognized $69,176 of stock-based compensation expense related to the vested shares of common stock in 2018.

On May 1, 2018, Dr Broennimann entered into a Service Agreement to perform the role of Chief Medical Officer (Out of US) for a fee of $15,000 monthly provided that the Company may, at its sole option, elect to pay 25% of the monthly fee in company common stock with the number of common stock determined by dividing the 25% of the monthly fee by the closing price of the Company’s common stock on the 2nd work day of each month. On November 27, 2018, the Company elected to issue 3,334 shares of common stock for the 25% of the monthly fee for the months of October and November 2018 and on December 2, 2018, the Company elected to issue 2,005 shares of common stock for the 25% of the monthly fee for the month of December 2018.

On February 7, 2019, the Company entered into an Agreement (“MZ Agreement”) with MZHCI, LLC, a MZ Group Company (“MZ”) for MZ to provide investor relations advisory services. The MZ Agreement is for a term of twelve (12) months and can be cancelled by either party at the end of six (6) months with thirty (30) days’ notice. MZ will receive compensation of $8,000 per month and eighty-five thousand (85,000) restricted shares that vest quarterly over a year, with a 6 month cliff with an aggregate fair value of $135,150 and recognized $121,079 of stock-based compensation expense related to the vested shares in 2019.

On March 12, 2019, the Company raised $2,704,000 in gross proceeds, with cash offering costs of $386,724 in a private placement offering of its common stock to certain accredited investors (the “Offering”). The Company sold an aggregate of 2,329,615 shares of common stock in the Offering for a purchase price of $1.15 per share pursuant to a share purchase agreement between the Company and each of the investors in the Offering. Our CEO also participated in the Offering purchasing 18,382 shares at a price of $1.36 per share, the final bid price of our common stock as reported on The Nasdaq Capital Market on the date of the Offering.

On April 18, 2019, 6,137 unvested shares were returned to the Company by a consultant as a result of the December 26, 2018 termination of such consultant’s consulting agreement.

On May 31, 2019, the Company issued 157,000 restricted shares of common stock to the Boxer Parties pursuant to the Boxer Settlement Agreement valued at $298,300 or $1.90 per share, the closing price of the Company’s common stock on the date the shares were issued.

On June 14, 2019, the Company completed a public offering of 3,615,622 shares of its common stock at a price to the public of $1.07 per share, for total gross proceeds of $3,868,716 (the “Public Offering”), with cash offering costs of $549,060. The shares were offered pursuant to a registration statement that was declared effective on June 11, 2019.

On November 5, 2019, the Company issued 9,728 restricted shares of common stock to Dr. Francis Duhay, our director for the 9,728 restricted stock units that were granted on November 27, 2018 at a fair value of $19,164 for compensation as our director and that vested on November 5, 2019.